Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Summary of Short-Term Investments
As of December 31, 2019 and 2020, the Company’s short-term investments are comprised of the following:

	As of
	December 31, 2019	December 31, 2020
Time deposits (maturity dates between 3 – 12 months)	962,017,980	—
Wealth management products	314,812,946	354,847,029
Publicly traded equity security	—	36,186,345

Total short-term investments	1,276,830,926	391,033,374

Summary of Long-Term Investment
As of December 31, 2019 and 2020, the Company’s long-term investment in equity securities are comprised of the following:

	As of
	December 31, 2019	December 31, 2020
Non-marketable equity securities	10,000,000	55,299,509
Equity method investments	27,589,200	27,589,200

Total long-term equity investments	37,589,200	82,888,709